TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Rate
	Year ended December 31,
	2025	2024	2023
Income (loss) before taxes as reported in the statements of operations	$3,081	$4,614	$(1,329)

	Amount	%	Amount	%	Amount	%
Canadian Federal Statutory Tax Rate	$770	25.0	$1,154	25.0	$(306)	(23.0)
Provincial and Local Income Tax, Net of Federal Income Tax Effect	(29)	(0.9)	(1)	-	-	-
Foreign Tax Effect
United States of America
Changes in valuation allowance	(59)	(1.9)	(59)	(1.3)	145	10.9
Tax rate differences in subsidiaries and benefit from reduced tax rates	(16)	(0.5)	(7)	(0.2)	21	1.6
Foreign tax credits	57	1.8	138	3.0	-	-
Other	(19)	(0.6)	-	-	6	0.5
Germany
Changes in enacted tax rates	73	2.4	-	-	-	-
Tax rate differences in subsidiaries and benefit from reduced tax rates	13	0.4	18	0.4	20	1.5
Non-deductible professional fees	80	2.6	-	-	-	-
Israel
Withholding tax undistributed earnings	-	-	(424)	(9.2)	-	-
Non-deductible professional fees	-	-	(101)	(2.2)	-	-
Canada
Tax rate differences in subsidiaries and benefit from reduced tax rates	-	-	-	-	(42)	(3.2)
Investment tax credits	-	-	-	-	(83)	(6.2)
Other	-	-	-	-	(34)	(2.6)
Other Foreign Jurisdiction
Other	4	0.1	(5)	(0.1)	(13)	(1.0)
Provision for uncertain tax position	(1,183)	(38.4)	757	16.4	140	10.5
Non-deductible stock compensation	129	4.2	12	0.3	-	-
Non-deductible professional fees	48	1.6	138	3.0	191	14.4
Taxable capital gains	65	2.1	-	-	-	-
Non-deductible other	13	0.4	12	0.3	-	-
Changes in valuation allowance	39	1.3	240	5.2	142	10.7
Investment tax credits	(156)	(5.1)	(154)	(3.3)	-	-
Withholding tax undistributed earnings	27	0.9	292	6.3	(260)	(19.6)
Other	8	0.2	(33)	(0.7)	33	2.5

Taxes on income (tax benefit) in the statements of operations	$(136)		$1,977		$(40)

(*)    Based on the Canadian statutory income tax rate of 25% for 2025 and 2024 and the Israeli statutory income tax rate of 23% for 2023.

Schedule of Income Taxes
	Year ended December 31,
	2025	2024	2023

Current	$(507)	$1,739	$(239)
Deferred	371	238	199

	$(136)	$1,977	$(40)

	Year ended December 31,
	2025	2024	2023

Domestic (*)	$325	$1,049	$(28)
Foreign	(461)	928	(12)

	$(136)	$1,977	$(40)

(*) Domestic refers to Canada for 2025 and 2024 and to Israel for 2023.

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2025	2024
Deferred tax assets:

Operating losses carry forwards	$725	$2,091
Capital losses carry forwards	37	1,327
Tax Credits	195	367
Right of use liability	145	140
Property, plant and equipment	183	178
Deferred revenue	113	129
Reserves	76	1,184

Total deferred taxes before valuation allowance	1,474	5,416
Valuation allowance	(602)	(3,970)

Deferred tax assets, net:	872	1,446

Deferred tax liabilities:

Intangible assets	(261)	(269)
Right of use asset	(145)	(140)
Tax credits	(55)	(43)
Undistributed earnings of subsidiaries	(320)	(279)

Deferred tax liabilities:	(781)	(731)

Net deferred tax assets	$91	$715

Domestic (*)	$(153)	$(179)

Foreign	$244	$894

(*) Domestic refers to Canada.

Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes
	Year ended December 31,
	2025	2024	2023

Domestic (*)	$798	$2,367	$(992)
Foreign	2,283	2,247	(337)

	$3,081	$4,614	$(1,329)
(*) Domestic refers to Canada for 2025 and 2024 and to Israel for 2023.
Schedule of Reconciliation of Unrecognized Tax Benefits
	December 31,
	2025	2024

Balance at the beginning of the year	$1,874	$1,113

Additions based on tax positions taken related to the current year	5	1,335
Reduction related to expirations of statute of limitations	(131)	(578)
Reductions related to settlements of tax matters	(1,579)
Foreign currency translation adjustments	9	4

Balance at the end of the year	$178	$1,874

Schedule of Supplemental Disclosure for Taxes in Cash Flow
	Year ended December 31,
	2025	2024	2023

Supplemental disclosures of cash flows activities:

Cash paid (refund) during the year for:
Federal tax	$720	$(474)	$-
Provincial tax	617	(406)	-
United States tax	127	35	24
Canada	-	-	359
Israel	748	-	-
	$2,212	$(845)	$383

* The company was domiciled in Canada in 2025 and 2024, in 2023 the company was domiciled in Israel.